Derivatives	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Derivatives [Text Block]

18. Derivatives:

(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to proactively and efficiently manage its floating rate exposure.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are being performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders' equity and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.

The interest rate swap agreements designed as hedging instruments, as of December 31, 2013 and June 30, 2014, were as follows:

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2013	Fair value Jun. 30, 2014
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(8,916)	(5,254)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(1,573)	(927)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(2,132)	(1,256)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(5,231)	(3,080)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(880)	-
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(880)	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	-	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	-	-
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar (i)		(7,771)	(6,625)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	-	-
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(12,933)	(12,438)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(21,125)	(22,146)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(3,737)	(3,564)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(3,015)	(2,884)
31/1/2013	29/01/2021	133,700	3.51%p.a.	USD LIBOR 6M BBA	(9,981)	(11,120)
15/1/2014 (ii)	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,603)	-
15/2/2014 (iii)	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,595)	-
15/3/2014 (iv)	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,555)	-
5/4/2013	6/4/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(754)	(985)
17/6/2013	15/6/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(728)	(976)
15/8/2013	17/8/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(878)	(1,145)
15/8/2013	17/8/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(606)	(927)
5/4/2013	6/4/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(522)	(800)
17/6/2013	15/6/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(467)	(769)
15/8/2013	17/8/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(374)	(540)
17/6/2013	15/6/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(304)	(459)
5/4/2013	6/4/2020	16,400	2.29%p.a.	USD LIBOR 3M BBA	(325)	(469)
28/6/2013	23/6/2020	76,400	1.53%p.a.	USD LIBOR 3M BBA	1,587	659
28/8/2013	28/8/2020	76,400	1.60%p.a.	USD LIBOR 3M BBA	1,492	512

				Total fair value	(87,806)	(75,193)

(i)
Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

(ii)	This swap was terminated on January 14, 2014.
(iii)	This swap was terminated on March 14, 2014.
(iv)	This swap was terminated on April 28, 2014.

The interest rate swaps included in the table above are designated for the Credit Facility discussed in Note 10 and the term loans discussed in Notes 10.2.1, 10.2.4, 10.2.5, 10.2.7, 10.2.8, 10.2.9, and 10.2.10.

In the six-month periods ended June 30, 2013 and 2014, the realized ineffectiveness on the interest rate swaps discussed under (a) above was nil and a loss of $121, respectively, and is included in Gain on derivative instruments, net in the accompanying 2014 consolidated statement of income.

During the six-month period ended June 30, 2014, the Company terminated three interest rate derivative instruments and paid the counterparty breakage costs of $10,192, in aggregate and is separately reflected in the Swaps breakage costs in the accompanying 2014 consolidated statement of income.

(b) Interest rate swaps that do not meet the criteria for hedge accounting: As of both December 31, 2013 and June 30, 2014, the Company had one interest rate swap agreement outstanding for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. More specifically, the swap has a notional amount of $100,000 non-amortizing zero-cost collar (1.37%-6.00%) with a knock-in floor sold at 1.37% and struck at 6.00%, as a nine-year forward hedge, covering the period from September 2008 to March 2017. At December 31, 2013 and June 30, 2014, the fair value of this swap was a liability of $15,406 and $13,384, respectively and is included in Fair value of derivatives in the accompanying consolidated balance sheets.

The total change of forward contracts fair value for the six-month period ended June 30, 2013, was a loss of $125 and is included in Gain on derivative instruments, net in the 2013 accompanying consolidated statement of income.

	The Effect of Derivative Instruments for the six-month periods ended June 30, 2013 and 2014

	Derivatives in ASC 815 Cash Flow Hedging Relationships

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on	Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2013	2014	Derivative (Ineffective Portion)	2013	2014
Interest rate swaps	37,326	(8,862)	Gain on derivative instruments, net	-	(121)
Reclassification to Interest and finance costs	20,030	21,596		- -	-
Total	57,356	12,734		-	(121)

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2013	2014
Interest rate swaps	Gain on derivative instruments, net	5,585	2,022
Realized ineffectiveness	Gain on derivative instruments, net	-	(121)
Forward contracts	Gain on derivative instruments, net	(125)	-
Total		5,460	1,901